INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Inventories
	At December 31	At December 31
(in thousands)	2021	2020

Uranium concentrates	$451	-
Inventory of ore in stockpiles	2,098	2,098
Mine and mill supplies in MLJV	3,003	3,015
	$5,552	$5,113

Inventories-by balance sheet presentation:
Current	$3,454	$3,015
Long term-ore in stockpiles	2,098	2,098
	$5,552	$5,113